UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number     811-21624
Allianz Variable Insurance Products Fund of Funds Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

Item 1.  Schedule of Investments

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Affiliated Investment Companies (100.2%):
650,853	AZL AIM International Equity Fund	$12,294,610
1,310,304	AZL Davis NY Venture Fund	17,938,056
402,700	AZL Franklin Small Cap Value Fund	7,522,431
1,268,876	AZL Jennison 20/20 Focus Fund	18,119,553
1,587,132	AZL Legg Mason Value Fund *	20,426,387
1,014,382	AZL LMP Large Cap Growth Fund	11,513,233
470,027	AZL LMP Small Cap Growth Fund *	5,969,338
429,614	AZL Neuberger Berman Regency	4,506,654
	Fund
281,325	AZL Oppenheimer Developing	3,029,875
	Markets Fund
311,768	AZL Oppenheimer International	6,107,528
	Growth Fund *
847,538	AZL PIMCO Fundamental	8,983,908
	IndexPLUS Total Return Fund
1,480,079	AZL Van Kampen Comstock Fund	17,938,560
454,115	AZL Van Kampen Global Real Estate	5,876,249
	Fund
530,066	AZL Van Kampen Mid Cap Growth	7,346,721
	Fund *
546,739	PIMCO PVIT Commodity Real	6,446,057
	Return Fund
1,541,050	PIMCO PVIT Emerging Markets Bond	21,667,157
	Fund
2,046,972	PIMCO PVIT Global Bond Fund	24,788,830
2,191,875	PIMCO PVIT High Yield Fund	18,389,835
2,052,917	PIMCO PVIT Real Return Fund	24,778,707
5,439,742	PIMCO PVIT Total Return Fund	55,267,774
280,423	Premier VIT OpCap Mid Cap Fund	4,481,161

Total Affiliated Investment Companies (Cost $284,222,294)		303,392,624

Total Investments (Cost $284,222,294) (a) — 100.2%		303,392,624
Net other assets (liabilities) — (0.2)%		(543,787)

NET ASSETS — 100.0%		$302,848,837

Percentages indicated are based on net assets of $302,848,837.

*	Non-income producing.
(a) Cost for federal income tax purposes is $284,514,084. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,156,240
Unrealized depreciation	(1,277,700)

Net unrealized appreciation	$18,878,540

See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security		Fair
Shares	Description		Value
Affiliated Investment Companies (100.2%):
2,617,224	AZL AIM International Equity Fund	$	49,439,353
5,626,021	AZL Davis NY Venture Fund		77,020,230
2,114,823	AZL Franklin Small Cap Value Fund		39,504,894
6,812,667	AZL Jennison 20/20 Focus Fund		97,284,878
8,107,689	AZL Legg Mason Value Fund *		104,345,955
5,663,309	AZL LMP Large Cap Growth Fund		64,278,554
3,023,398	AZL LMP Small Cap Growth Fund *		38,397,149
2,843,100	AZL Neuberger Berman Regency		29,824,120
	Fund
2,763,671	AZL Oppenheimer Developing		29,764,739
	Markets Fund
1,512,997	AZL Oppenheimer International		29,639,612
	Growth Fund *
2,752,703	AZL PIMCO Fundamental		29,178,657
	IndexPLUS Total Return Fund
8,661,091	AZL Van Kampen Comstock Fund		104,972,418
3,072,201	AZL Van Kampen Global Real Estate		39,754,287
	Fund
2,768,069	AZL Van Kampen Mid Cap Growth		38,365,441
	Fund *
3,582,554	PIMCO PVIT Commodity Real		42,238,309
	Return Fund
2,803,838	PIMCO PVIT Emerging Markets Bond		39,421,966
	Fund
3,266,540	PIMCO PVIT Global Bond Fund		39,557,796
1,645,020	PIMCO PVIT Real Return Fund		19,855,392
2,899,062	PIMCO PVIT Total Return Fund		29,454,473
1,843,112	Premier VIT OpCap Mid Cap Fund		29,452,934

Total Affiliated Investment Companies (Cost $888,153,660)			971,751,157

Total Investments (Cost $888,153,660) (a) - 100.2%			971,751,157
Net other assets (liabilities) - (0.2)%			(2,251,663)

NET ASSETS - 100.0%		$	969,499,494

Percentages indicated are based on net assets of $969,499,494.

*	Non-income producing.
(a) Cost for federal income tax purposes is $888,445,117. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$85,725,004
Unrealized depreciation	(2,418,964)

Net unrealized appreciation	$83,306,040

     See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments	March 31, 2007
(Unaudited)

	Security		Fair
Shares	Description		Value
Affiliated Investment Companies (100.2%):
1,929,295	AZL AIM International Equity Fund	$	36,444,385
3,598,449	AZL Davis NY Venture Fund		49,262,761
1,159,304	AZL Franklin Small Cap Value Fund		21,655,794
3,972,432	AZL Jennison 20/20 Focus Fund		56,726,324
4,813,603	AZL Legg Mason Value Fund *		61,951,071
3,538,334	AZL LMP Large Cap Growth Fund		40,160,092
1,659,481	AZL LMP Small Cap Growth Fund *		21,075,403
1,739,097	AZL Neuberger Berman Regency		18,243,125
	Fund
1,349,401	AZL Oppenheimer Developing		14,533,044
	Markets Fund
743,825	AZL Oppenheimer International		14,571,537
	Growth Fund *
2,014,533	AZL PIMCO Fundamental		21,354,054
	IndexPLUS Total Return Fund
4,621,382	AZL Van Kampen Comstock Fund		56,011,149
1,704,359	AZL Van Kampen Global Real Estate		22,054,401
	Fund
1,517,166	AZL Van Kampen Mid Cap Growth		21,027,917
	Fund *
1,989,984	PIMCO PVIT Commodity Real		23,461,913
	Return Fund
2,563,331	PIMCO PVIT Emerging Markets Bond		36,040,434
3,573,064	Fund PIMCO PVIT Global Bond Fund		43,269,801
2,561,869	PIMCO PVIT High Yield Fund		21,494,084
3,006,606	PIMCO PVIT Real Return Fund		36,289,729
7,751,084	PIMCO PVIT Total Return Fund		78,751,013
1,120,175	Premier VIT OpCap Mid Cap Fund		17,900,404

Total Affiliated Investment Companies (Cost $659,459,121)			712,278,435

Total Investments (Cost $659,459,121) (a) - 100.2%			712,278,435
Net other assets (liabilities) - (0.2)%			(1,584,190)

NET ASSETS - 100.0%		$	710,694,245

Percentages indicated are based on net assets of $710,694,245.

*	Non-income producing.
(a) Cost for federal income tax purposes is $659,599,947. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$55,699,704
Unrealized depreciation	(3,021,216)

Net unrealized appreciation	$52,678,488

     See notes to schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust.

The Funds are “fund of funds”, which means that the Funds invest in other mutual funds. The underlying funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the schedules. Actual results could differ from those estimates.
Security Valuation
Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).
Investment Transactions
Securities transactions are recorded no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets Treasurer

Date May 25, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti President

Date May 25, 2007

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets Treasurer

Date May 25, 2007

* Print the name and title of each signing officer under his or her signature.